Related Party Balances, Transactions and Arrangements - Due from Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Due from:
Due from related parties	¥ 163	$ 24	¥ 154
Master Glory Group Limited and its subsidiaries (Formerly known as: Hanny Holdings Limited) [Member]
Due from:
Due from related parties	¥ 163	$ 24	¥ 154